Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recoverable taxes
Recoverable taxes	R$ 78,274	R$ 61,027
Current	67,166	38,811
Non-current	11,108	22,216
Withholding Income Tax (IRRF) on financial investments
Recoverable taxes
Recoverable taxes	7,416	3,079
Recoverable IRPJ and CSLL
Recoverable taxes
Recoverable taxes	18,617	11,400
Recoverable PIS and COFINS
Recoverable taxes
Recoverable taxes	30,695	44,097
Recoverable INSS
Recoverable taxes
Recoverable taxes	18,215	2,216
Other recoverable taxes
Recoverable taxes
Recoverable taxes	R$ 3,331	R$ 235